2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 2)	Dec. 31, 2018 UF / $ $ / $ £ / $ € / $ SFr / $ $ / $ $ / $ $ / $ R$ / $ $ / $ kr / $ kr / $ ¥ / $ kr / $ $ / $ R / $ $ / $ ¥ / $	Dec. 31, 2017 UF / $ $ / $ £ / $ € / $ SFr / $ $ / $ $ / $ $ / $ R$ / $ $ / $ kr / $ kr / $ ¥ / $ kr / $ $ / $ R / $ $ / $ ¥ / $
Unidad de Fomento
ExchangeRateLinesLineItems [Line Items]
Exchange rate | UF / $	27,565.79	26,798.14
United States Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate	694.77	614.75
Pound Sterling
ExchangeRateLinesLineItems [Line Items]
Exchange rate | £ / $	882.36	832.09
Euro
ExchangeRateLinesLineItems [Line Items]
Exchange rate | € / $	794.75	739.15
Swiss Franc
ExchangeRateLinesLineItems [Line Items]
Exchange rate | SFr / $	706	631.16
Australian Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate	489.17	480.31
Canadian Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate	509.62	491.05
Singapore Dollars
ExchangeRateLinesLineItems [Line Items]
Exchange rate	508.36	460.11
Brazilian Reais
ExchangeRateLinesLineItems [Line Items]
Exchange rate | R$ / $	179.59	185.64
Argentine Peso
ExchangeRateLinesLineItems [Line Items]
Exchange rate	18.41	33.11
Danish Krone
ExchangeRateLinesLineItems [Line Items]
Exchange rate | kr / $	106.44	99.31
Norwegian Krona
ExchangeRateLinesLineItems [Line Items]
Exchange rate | kr / $	79.61	75.21
Chinese Yuan
ExchangeRateLinesLineItems [Line Items]
Exchange rate | ¥ / $	100.97	94.40
Swedish Krona
ExchangeRateLinesLineItems [Line Items]
Exchange rate | kr / $	77.48	75.20
Hong Kong Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate	88.73	78.69
South African Rand
ExchangeRateLinesLineItems [Line Items]
Exchange rate | R / $	48.4	49.78
Mexican Peso
ExchangeRateLinesLineItems [Line Items]
Exchange rate	35.3	31.28
Japanese Yen
ExchangeRateLinesLineItems [Line Items]
Exchange rate | ¥ / $	6.29	5.46